Segment Information - Results by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Net revenue:
Total net revenue	$ 18,831	$ 16,285	$ 14,368
Segment cost of revenue and operating expenses (1):
Total segment cost of revenues and operating expenses	13,908	12,655	11,227
Operating income:
Total segment operating income	4,923	3,630	3,141
Unallocated corporate items:
Amortization of acquired technology	(156)	(146)	(163)
Amortization of other acquired intangible assets	(481)	(483)	(483)
Non-Cash Items	(15)	(223)	0
Global Business Solutions
Net revenue:
Total net revenue	11,077	9,533	8,038
Global Business Solutions | Total Online Ecosystem
Net revenue:
Total net revenue	8,302	6,892	5,759
Global Business Solutions | QuickBooks Online Accounting
Net revenue:
Total net revenue	4,120	3,379	2,849
Global Business Solutions | Online Services
Net revenue:
Total net revenue	4,182	3,513	2,910
Global Business Solutions | Total Desktop Ecosystem
Net revenue:
Total net revenue	2,775	2,641	2,279
Global Business Solutions | QuickBooks Desktop Accounting
Net revenue:
Total net revenue	1,672	1,575	1,211
Global Business Solutions | Desktop Services and Supplies
Net revenue:
Total net revenue	1,103	1,066	1,068
Consumer
Net revenue:
Total net revenue	7,754	6,752	6,330
Consumer | TurboTax
Net revenue:
Total net revenue	4,933	4,508	4,178
Consumer | Credit Karma
Net revenue:
Total net revenue	2,200	1,645	1,591
Consumer | ProTax
Net revenue:
Total net revenue	621	599	561
Operating Segments
Net revenue:
Total net revenue	18,831	16,285	14,368
Segment cost of revenue and operating expenses (1):
Total segment cost of revenues and operating expenses	4,595	4,100	3,616
Operating income:
Total segment operating income	14,236	12,185	10,752
Operating Segments | Global Business Solutions
Net revenue:
Total net revenue	11,077	9,533	8,038
Segment cost of revenue and operating expenses (1):
Total segment cost of revenues and operating expenses	2,601	2,360	2,134
Operating income:
Total segment operating income	8,476	7,173	5,904
Unallocated corporate items:
Non-Cash Items	(5)	(96)
Operating Segments | Consumer
Net revenue:
Total net revenue	7,754	6,752	6,330
Segment cost of revenue and operating expenses (1):
Total segment cost of revenues and operating expenses	1,994	1,740	1,482
Operating income:
Total segment operating income	5,760	5,012	4,848
Unallocated corporate items:
Non-Cash Items	0	(11)
Segment Reconciling Items
Unallocated corporate items:
Share-based compensation expense	(1,968)	(1,915)	(1,712)
Other corporate expenses	(6,693)	(5,788)	(5,253)
Amortization of acquired technology	(156)	(146)	(163)
Amortization of other acquired intangible assets	(481)	(483)	(483)
Non-Cash Items	(15)	(223)	0
Total unallocated corporate items	$ (9,313)	(8,555)	$ (7,611)
Segment Reconciling Items | July 2024 Restructuring Plan
Unallocated corporate items:
Share-based compensation expense		$ 25